Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period	€ 24,740	€ (69,271)
Gain from sale of Priority Review Voucher, net	(90,833)	0
Adjustments for non-cash transactions	25,672	26,867
Changes in non-current operating assets and liabilities	311	(181)
Changes in working capital	(35,075)	(93,335)
Cash generated/(used) in operations	(75,186)	(135,920)
Income tax paid	(1,558)	(913)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES	(76,744)	(136,833)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(10,006)	(8,354)
Proceeds from sale of property, plant and equipment	165	43
Purchases of intangible assets	(10,079)	(39)
Proceeds from assets classified as held for sale	0	3,358
Proceeds from sale of Priority Review Voucher	90,833	0
Interest received	1,316	724
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES	72,228	(4,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions	57,460	(240)
Proceeds from borrowings, net of transaction costs	(944)	39,683
Repayment of borrowings	(3,723)	(2,097)
Payment of lease liabilities	(2,788)	(2,444)
Interest paid	(14,733)	(8,764)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES	35,272	26,137
NET CHANGE IN CASH AND CASH EQUIVALENTS	30,757	(114,964)
Cash and cash equivalents at beginning of the year	126,080	286,532
Exchange gains/(losses) on cash	(502)	(315)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	€ 156,335	€ 171,253